Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2022
Repurchase Agreements
schedule of Securities sold
	2022	2021

Current balance	$33,077,829	$32,609,875
Average balance	31,285,927	28,349,896
Highest month-end balance	34,974,510	39,288,875
Weighted average interest rate	0.53%	0.31%

Pledged investment (1)
Amortized cost	55,899,113	63,045,599
Fair value	46,789,284	62,256,702